UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number   811-09425
                                                     -------------
                    Advantage Advisers Whistler Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code:  212-667-4225
                                                           ----------------

                        Date of fiscal year end:   March 31
                                                 ------------

                    Date of reporting period:   March 31, 2005
                                              ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                             [ADVANTAGE ADVISERS LOGO]


                         ADVANTAGE ADVISERS
                    WHISTLER FUND, L.L.C.

               FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT
     REGISTERED PUBLIC ACCOUNTING FIRM

FOR THE YEAR ENDED MARCH 31, 2005

                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2005



                                    CONTENTS



Report of Independent Registered Public Accounting Firm .....................  1

Statement of Assets, Liabilities and Members' Capital .......................  2

Schedule of Investments .....................................................  3

Statement of Operations .....................................................  5

Statements of Changes in Members' Capital ...................................  6

Statement of Cash Flows .....................................................  7

Notes to Financial Statements ...............................................  8

Supplemental Information (Unaudited) ........................................ 15

                         o ERNST & YOUNG LLP             o Phone: (212) 773-3000
[ERNST & YOUNG NY LOGO     5 Times Square                  www.ey.com
                           New York, New York 10036-6530


             Report of Independent Registered Public Accounting Firm

To the Members of
  Advantage Advisers Whistler Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Whistler Fund, L.L.C. (the "Company"), including the schedule of investments, as of March 31, 2005, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of March 31, 2005, by correspondence with management of the underlying investment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Whistler Fund, L.L.C. at March 31, 2005, the results of its operations and cash flows for the year then ended, and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                             /s/ Ernst & Young LLP

May 17, 2005

                   A Member Practice of Ernst & Young Global

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

    ASSETS

Investments in investment funds, at fair value
  (cost - $94,575,000)                                              $125,117,698
Cash and cash equivalents                                              1,235,023
Investments paid in advance                                            8,000,000
Receivable for investments sold                                          391,695
Interest receivable                                                        3,305
Other assets                                                              64,306
                                                                    ------------

      TOTAL ASSETS                                                   134,812,027
                                                                    ------------

    LIABILITIES

Loan payable                                                           5,000,000
Contributions received in advance                                      2,009,017
Administration fees payable                                              106,972
Accounting and investor services fees payable                             40,834
Custodian fees payable                                                     1,907
Accrued expenses                                                         161,055
                                                                    ------------

      TOTAL LIABILITIES                                                7,319,785
                                                                    ------------

           NET ASSETS                                               $127,492,242
                                                                    ============

    MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                           $ 96,949,544
Net unrealized appreciation on investments                            30,542,698
                                                                    ------------

             MEMBERS' CAPITAL - NET ASSETS                          $127,492,242
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                       FIRST                   MARCH 31,       % OF         % OF           FIRST
                                    ACQUISITION                  2005       INVESTMENT     MEMBERS'      AVAILABLE
   INVESTMENT FUND                     DATE         COST      FAIR VALUE     FUND HELD     CAPITAL   REDEMPTION DATE**  LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
  Aristeia Partners, L.P.             1/1/01    $ 2,250,000   $ 3,520,124      2.00%        2.76%           N/A          Quarterly
  Wellington Partners, LLC            1/1/05      5,500,000     9,605,778      0.30         7.54          6/30/06        Quarterly
                                              -----------------------------------------------------
Total Convertible Arbitrage                       7,750,000    13,125,902                  10.30

DISTRESSED SECURITIES
  Harbert Distressed
    Investment Fund, L.P.             4/1/03      5,000,000     6,896,177      1.17         5.41            N/A          Quarterly
  Whippoorwill Distressed
    Opportunity Fund, L.P.            2/1/05      5,500,000     5,524,733      4.81         4.33          4/1/06        Semi-annual
                                              -----------------------------------------------------
Total Distressed Securities                      10,500,000    12,420,910                   9.74

EMERGING MARKET
  Greylock Global Opportunity, L.P.  10/1/02      3,850,000     5,461,655      4.17         4.28            N/A          Quarterly
                                              -----------------------------------------------------
Total Emerging Market                             3,850,000     5,461,655                   4.28

EVENT DRIVEN
  Ahab Partners, L.P.                10/1/99      5,100,000     8,148,894      3.75         6.39            N/A          Quarterly
  Bedford Falls Investors, L.P.      10/1/99        900,000     2,455,371      2.65         1.93            N/A           Annual
  Castlerigg Partners, L.P.           7/1/04      7,000,000     7,259,232      1.32         5.69          7/1/05         Quarterly
  Owl Creek II, L.P.                  2/1/05      5,500,000     5,630,316      1.89         4.42          3/31/06         Annual
  Richmond Capital, L.P.              2/1/05      5,500,000     5,532,933      7.50         4.34          7/1/05         Quarterly
                                              -----------------------------------------------------
Total Event Driven                               24,000,000    29,026,746                  22.77

FIXED INCOME ARBITRAGE
  Zeus Fixed Income
    Arbitrage, L.P., Class B          7/1/03      6,000,000     6,351,278     26.61         4.98            N/A          Quarterly
                                              -----------------------------------------------------
Total Fixed Income Arbitrage                      6,000,000     6,351,278                   4.98

HEDGED EQUITY
  Kingdon Associates                  7/1/04      3,000,000     3,315,768      0.38         2.60          7/1/05         Quarterly
                                              -----------------------------------------------------
Total Hedged Equity                               3,000,000     3,315,768                   2.60

LONG/SHORT EQUITY
  Artis Technology
    Qualified Partners, L.P.          1/1/02      2,250,000     3,722,978      1.96         2.92            N/A
  Quarterly
  Basswood Financial Partners, L.P.  10/1/99      3,700,000     5,614,904      1.76         4.40            N/A          Quarterly
  Millgate Partners, L.P.            10/1/99      4,700,000     8,189,346      4.20         6.42            N/A          Quarterly
  North Sound Legacy
    Institutional Fund LLC            1/1/02      2,500,000     4,304,229      0.55         3.38            N/A          Quarterly
  Prism Partners I, L.P.              4/1/99      2,250,000     3,640,488      1.07         2.86            N/A          Quarterly
  TCS Capital II, L.P.                1/1/04      3,500,000     4,880,411      1.42         3.83         12/31/05         Annual
                                              -----------------------------------------------------
Total Long/Short Equity                          18,900,000    30,352,356                  23.81

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

                                       FIRST                   MARCH 31,       % OF         % OF           FIRST
                                    ACQUISITION                  2005       INVESTMENT     MEMBERS'      AVAILABLE
   INVESTMENT FUND                     DATE         COST      FAIR VALUE     FUND HELD     CAPITAL   REDEMPTION DATE**  LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------
MULTIPLE ARBITRAGE
  Highbridge Capital
    Corporation, Class A              6/30/03   $ 3,200,000   $ 5,648,774      0.12%        4.43%         8/31/05       Quarterly
                                              -----------------------------------------------------
Total Multiple Arbitrage                          3,200,000     5,648,774                   4.43

OPPORTUNISTIC
  D3 Fund, LLC, Series A               1/1/04     3,000,000     2,824,047      5.00         2.21            N/A         Quarterly
  Eos Partners, L.P.                  10/1/99     6,625,000     8,486,240      2.60         6.66            N/A          Annual
  Mariner Partners, L.P.               7/1/03     2,500,000     2,839,223      0.22         2.23          9/30/05       Quarterly
                                              -----------------------------------------------------
Total Opportunistic                              12,125,000    14,149,510                  11.10

SHORT SELLING
  Capital Hedge Fund, Ltd.,
    Class G                            8/1/03     2,000,000     2,300,622      0.12         1.81          8/1/05         Monthly
                                              -----------------------------------------------------
Total Short Selling                               2,000,000     2,300,622                   1.81

SPECIALTY
  Cipher Composite Fund,
    Limited Partnership                3/1/04     3,250,000     2,964,177     11.32         2.32            N/A          Monthly
                                              -----------------------------------------------------
Total Specialty                                   3,250,000     2,964,177                   2.32
                                              -----------------------------------------------------
  TOTAL                                         $94,575,000   125,117,698                  98.14
                                              -----------------------------------------------------
  OTHER ASSETS, LESS LIABILITIES*                               2,374,544                   1.86
                                                             ------------                 ------
  MEMBERS' CAPITAL - NET ASSETS                              $127,492,242                 100.00%
                                                             ============                 ======


  * Includes $1,235,023 invested in a PNC Bank Money Market Account, which is 0.97% of net assets.

 ** FROM ORIGINAL INVESTMENT DATE.

*** Available frequency of redemptions after initial lock-up period.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED
                                                                  MARCH 31, 2005

INVESTMENT INCOME
   Interest                                                         $   100,979
                                                                    -----------

EXPENSES
   Administration fees                                                1,362,837
   Accounting and investor services fees                                158,015
   Legal fees                                                           136,440
   Audit and tax fees                                                   115,715
   Line of credit fees                                                   75,477
   Printing expense                                                      56,171
   Insurance expense                                                     55,811
   Board of Managers' fees and expenses                                  53,500
   Registration fees                                                     44,220
   Custodian fees                                                        18,692
   Interest expense                                                         799
   Miscellaneous fees                                                    77,682
                                                                    -----------

     TOTAL EXPENSES                                                   2,155,359
                                                                    -----------

     NET INVESTMENT LOSS                                             (2,054,380)
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

     NET REALIZED GAIN ON INVESTMENTS                                 5,295,973

     NET CHANGE IN UNREALIZED GAIN ON INVESTMENTS                     2,373,187
                                                                    -----------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                  7,669,160
                                                                    -----------
     NET INCREASE IN MEMBERS' CAPITAL DERIVED
       FROM INVESTMENT ACTIVITIES                                   $ 5,614,780
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                     SPECIAL
                                                    ADVISORY
                                                     MEMBER            MEMBERS           TOTAL
                                                  ------------      ------------      ------------
MEMBERS' CAPITAL, MARCH 31, 2003                  $         --      $136,808,285      $136,808,285

FROM INVESTMENT ACTIVITIES
  Net investment loss                                       --        (1,992,055)       (1,992,055)
  Net realized gain on investments                          --         4,151,858         4,151,858
  Net change in unrealized gain on investments              --         9,931,665         9,931,665
  Incentive allocation                               1,036,307        (1,036,307)               --
                                                  ------------      ------------      ------------
  NET INCREASE IN MEMBERS' CAPITAL DERIVED
    FROM INVESTMENT ACTIVITIES                       1,036,307        11,055,161        12,091,468

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                     --        37,059,848        37,059,848
  Capital withdrawals                               (1,036,307)      (61,449,937)      (62,486,244)
                                                  ------------      ------------      ------------
  NET DECREASE IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                       (1,036,307)      (24,390,089)      (25,426,396)
                                                  ------------      ------------      ------------

MEMBERS' CAPITAL, MARCH 31, 2004                  $         --      $123,473,357      $123,473,357
                                                  ============      ============      ============

FROM INVESTMENT ACTIVITIES
  Net investment loss                             $         --      $ (2,054,380)     $ (2,054,380)
  Net realized gain on investments                          --         5,295,973         5,295,973
  Net change in unrealized gain on investments              --         2,373,187         2,373,187
  Incentive allocation                                 889,556          (889,556)               --
                                                  ------------      ------------      ------------
  NET INCREASE IN MEMBERS' CAPITAL DERIVED
    FROM INVESTMENT ACTIVITIES                         889,556         4,725,224         5,614,780

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                     --        43,042,189        43,042,189
  Capital withdrawals                                 (889,556)      (43,748,528)      (44,638,084)
                                                  ------------      ------------      ------------
  NET DECREASE IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                         (889,556)         (706,339)       (1,595,895)
                                                  ------------      ------------      ------------

MEMBERS' CAPITAL, MARCH 31, 2005                  $         --      $127,492,242      $127,492,242
                                                  ============      ============      ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED
                                                                  MARCH 31, 2005

CASH FLOWS FROM OPERATING ACTIVITIES
  Net increase in members' capital derived from
    investment activities                                          $  5,614,780
  Adjustments to reconcile net increase in members'
    capital derived from investment activities to net cash
    provided by operating activities:
      Purchases of investment funds                                 (60,000,000)
      Proceeds from disposition of investment funds                  64,545,973
      Net realized gain on investments                               (5,295,973)
      Net change in unrealized gain on investments                   (2,373,187)
      Increase in investments paid in advance                        (5,500,000)
      Increase in receivable for investments sold                      (242,905)
      Increase in interest receivable                                    (2,874)
      Decrease in other assets                                           14,704
      Increase in administration fees payable                             3,787
      Increase in accounting and investor services fees payable           8,279
      Decrease in custodian fees payable                                 (1,759)
      Increase in accrued expenses                                        6,822
                                                                   ------------

    NET CASH USED IN OPERATING ACTIVITIES                            (3,222,353)
                                                                   ------------

CASH FLOWS FROM FINANCING ACTVITIES
  Capital contributions                                              43,751,206
  Increase in loan payable                                            5,000,000
  Capital withdrawals                                               (44,638,084)
                                                                   ------------

    NET CASH PROVIDED BY FINANCING ACTIVITIES                         4,113,122
                                                                   ------------

    NET CHANGE IN CASH AND CASH EQUIVALENTS                             890,769
     Cash and cash equivalents at beginning of year                     344,254
                                                                   ------------
     Cash and cash equivalents at end of year                      $  1,235,023
                                                                   ============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
  Cash paid during the year for interest                           $        799
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005
--------------------------------------------------------------------------------

1.   ORGANIZATION

          Advantage Advisers Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

          Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are currently six members of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

          The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

          Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

2.   SIGNIFICANT ACCOUNTING POLICIES

          The Company's financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          A.   PORTFOLIO VALUATION

          The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers, as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value, as described in each investment fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

          Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda of the underlying funds. These agreements provide for compensation in the form of management fees of 1% to 2% (per annum) of net assets, performance fees or incentive allocations of 10% to 25% of net profits earned, and redemptions ranging from monthly to annually, subject to an initial lock-up period.

          The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the accounting principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

          B.   REVENUE AND EXPENSE RECOGNITION

          Interest income and expense are recorded on the accrual basis.

          C.   CASH EQUIVALENTS

          The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At March 31, 2005, $1,235,023 in cash equivalents were held at PNC Bank in an interest-bearing account.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          D.   INCOME TAXES

          No provision for the payment of Federal, state or local income taxes on the profits of the Company is made, as the Members are individually liable for the income taxes on their share of the Company's income.

          The Company has reclassified $2,054,380 from accumulated net investment loss and $5,295,973 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2005. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

          Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets, determined as of the beginning of the month.

          Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period, in accordance with Members' respective investment percentages for the fiscal period. Generally at the end of each calendar year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member during the period (an "Incentive Allocation") will be debited from the Member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account. For the calendar year ended December 31, 2004, an incentive allocation in the amount of $889,556 was credited to the Special Advisory Account. Based upon the losses for the period from January 1, 2005 through March 31, 2005, no additional incentive allocation would be credited to the Special Advisory Account.

          Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All non-interested Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

          PFPC Trust Company serves as custodian of the Company's assets.

          PFPC Inc. ("PFPC") serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee, based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

          Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $64,165 for the year ended March 31, 2005.

4.   INDEMNIFICATIONS

          The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.   INVESTMENTS

          Aggregate purchases and proceeds from sales of investment funds for the year ended March 31, 2005, amounted to $60,000,000 and $64,545,973, respectively. At March 31, 2005, the cost of investments for Federal income tax purposes was estimated at $103,262,403. For Federal income tax purposes, at March 31, 2005, accumulated net unrealized appreciation on investments was $21,855,295 consisting of $22,471,780 gross unrealized appreciation and $616,485 gross unrealized depreciation.

6.   LINE OF CREDIT

          The Company has a $10,000,000 revolving line of credit with Harris Trust and Savings Bank that may be used to bridge funding gaps which may arise in relation to withdrawals and contributions. The interest rate per annum charged on any daily outstanding balance is the Harris Bank prime commercial rate per annum. The annual administrative fee is $25,000 and the line of credit is subject to other fees, including 0.50% per annum on the undrawn balance. As of March 31, 2005, the Company had outstanding borrowings of $5,000,000 against this line of credit. For the year ended March 31, 2005, the average daily amount of such borrowings was $13,699 and the daily weighted average annualized interest rate was 5.75%.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

          In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

          The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                             YEAR             YEAR             YEAR             YEAR             YEAR
                                             ENDED            ENDED            ENDED            ENDED            ENDED
                                           MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                             2005             2004             2003             2002             2001
                                        --------------------------------------------------------------------------------
     Net assets, end of period (000s)      $127,492         $123,473         $136,808         $103,206        $ 70,721
     Ratio of net investment loss to
       average net assets*                    (1.54%)          (1.43%)          (1.37%)          (1.30%)         (1.28%)
     Ratio of expenses to
       average net assets*                     1.62%            1.46%            1.44%            1.37%           1.67%
     Ratio of incentive allocation to
       average net assets                      0.67%            0.74%            0.24%            0.46%           0.84%
     Total return--gross**                     3.67%            8.64%            2.36%            5.07%          10.60%
     Total return--net**                       3.28%            7.93%            2.00%            4.44%           8.60%
     Portfolio turnover                       47.22%           25.96%           17.58%           16.09%           9.72%
     Average debt ratio                        0.01%            0.00%            0.00%            0.00%           0.00%

* The ratios do not include net investment income or expenses of the underlying investment funds. The ratios do not reflect the effect of the incentive allocation to the Special Advisory Account.

** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Account, if any.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

9.   SUBSEQUENT EVENTS

          Subsequent to March 31, 2005 and through May 17, 2005, the Company received initial and/or additional contributions from Members of $7,320,753.

          On April 11, 2005, the Company paid $5,000,000 in principal and $8,785 in interest to satisfy the outstanding borrowings against its revolving line of credit with Harris Trust and Savings Bank described in Note 6.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.   PORTFOLIO HOLDINGS

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at
     http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.  INVESTMENT ADVISORY CONTRACT

     At a meeting held on April 22, 2005, the Board of Managers voted to renew the investment advisory contract with the Advisor for a term of one year, to expire April 30, 2006.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

NAME, ADDRESS AND AGE        POSITION(S) HELD       PRINCIPAL OCCUPATION(S)
                             WITH THE COMPANY       DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY COMPLEX
                             AND LENGTH OF          AND OTHER DIRECTORSHIPS HELD
                             TIME SERVED

JESSE H. AUSUBEL             Manager since          Director,  Program for the Human Environment and Senior Research Associate,  The
                             July 1999.             Rockefeller University (1993 to present); Director, Richard Lounshery Foundation
c/o Oppenheimer Asset                               (1997 to  present);  Program  Director,  Alfred  P.  Sloan  Foundation  (1994 to
Management Inc.                                     present);  Adjunct  Scientist,  Woods Hole  Oceanographic  Institution  (1995 to
200 Park Avenue                                     present).  Mr.  Ausubel  also is a Manager  of one other  registered  investment
New York, NY 10116                                  company for which the Adviser serves as investment adviser.
Age: 53

LAWRENCE BECKER              Manager since          Private investor in real estate investment  management  concerns.  From February
                             October 2003.          2000  through  June  2003,  he was Vice  President  -  Controller/Treasurer  for
c/o Oppenheimer Asset                               National   Financial   Partners,   which   specializes  in  financial   services
Management Inc.                                     distribution.   Prior  to  that,   Mr.   Becker  was  a   Managing   Director  -
200 Park Avenue                                     Controller/Treasurer  of  Oppenheimer  Capital  and its Quest  for Value  Funds.
New York, NY 10116                                  (Oppenheimer  Capital is not affiliated with Oppenheimer Asset Management Inc.).
Age: 49                                             Mr.  Becker is a licensed  CPA. He serves as the  treasurer of The France Growth
                                                    Fund, Inc. Mr. Becker is a  Manager/Trustee  of six other registered  investment companies advised by the Adviser or its affiliates.

JAMES E. BUCK                Manager since          Retired;  Senior Vice  President and  Corporate  Secretary of the New York Stock
                             April 2003.            Exchange, Inc. (the "Exchange") and the subsidiaries of the Exchange,  including
c/o Oppenheimer Asset                               the NYSE Foundation and the Fallen Heroes Fund (1967 to 2003).  Mr. Beck also is
Management Inc.                                     a Manager of one other  registered  investment  company for which the Adviser or
200 Park Avenue                                     one of its affiliates serves as investment adviser.
New York, NY 10116
Age: 69

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

NAME, ADDRESS AND AGE        POSITION(S) HELD       PRINCIPAL OCCUPATION(S)
                             WITH THE COMPANY       DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY COMPLEX
                             AND LENGTH OF          AND OTHER DIRECTORSHIPS HELD
                             TIME SERVED

Luis Rubio                   MANAGER SINCE          PRESIDENT,  OF CENTRO DE  INVESTIGATION  PARA EL  DESARROLLO,  A.C.  (CENTER  OF
                             APRIL 2003.            RESEARCH  DEVELOPMENT)  (2000 TO PRESENT) AND DIRECTOR OF THE SAME  ORGANIZATION
C/O OPPENHEIMER ASSET                               1984 TO 2000;  ADJUNCT FELLOW,  CENTER FOR STRATEGIC AND  INTERNATIONAL  STUDIES
MANAGEMENT INC.                                     (1993 TO PRESENT); MEMBER, ADVISORY BOARD OF THE NATIONAL COUNCIL OF SCIENCE AND
200 PARK AVENUE                                     TECHNOLOGY OF MEXICO (1989 TO 2000); DIRECTOR, HUMAN RIGHTS COMMISSION OF MEXICO
NEW YORK, NY 10166                                  CITY (1994 TO 2002). HE IS A  DIRECTOR/MANAGER/TRUSTEE  OF SIX OTHER  REGISTERED
AGE: 49                                             INVESTMENT COMPANIES ADVISED BY THE ADVISER OR ONE OF ITS AFFILIATES.  FROM 1991
                                                    TO 1993, DR. RUBIO WAS A DIRECTOR OF BANCO NATIONAL DE MEXICO S.A.


JANET L. SCHINDERMAN         Manager since          Associate  Dean for Special  Projects and  Secretary to the Board of  Overseers,
                             April 2003.            Columbia  Business  School  of  Columbia  University  (1990  to  present).   Ms.
c/o Oppenheimer Asset                               Schinderman  is also a  Manager/Trustee  of  four  other  registered  investment
Management Inc.                                     companies  advised by the Adviser or one of its  affiliates.  From 1987 to 1990,
200 Park Avenue                                     she served as Executive  Assistant to the President at the Illinois Institute of
New York, NY 10166                                  Technology.
Age: 53

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

NAME, ADDRESS AND AGE        POSITION(S) HELD       PRINCIPAL OCCUPATION(S)
                             WITH THE COMPANY       DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY COMPLEX
                             AND LENGTH OF          AND OTHER DIRECTORSHIPS HELD
                             TIME SERVED

BRYAN MCKIGNEY*              Manager since          Mr.  McKigney is a Managing  Director  and the Chief  Administrative  Officer of
                             November 2004.         Oppenheimer  Asset  Management  Inc.  Mr.  McKigney  has  been in the  financial
Oppenheimer Asset                                   services  industry  since 1981. Mr.  McKigney has held various  positions at the
Management Inc.                                     Canadian Imperial Bank of Commerce (1993-2003) and the Chase Manhattan Bank N.A.
200 Park Avenue                                     (1981-1993).  He is also a  Manager/Trustee  of six other registered  investment
New York, NY 10166                                  companies advised by the Adviser or one of its affiliates.
Age: 47


* MANAGER IS AN "INTERESTED PERSON" (AS DEFINED BY THE INVESTMENT COMPANY ACT OF
  1940) OF THE COMPANY.

ON NOVEMBER 30, 2004, MR. BRYAN MCKIGNEY WAS ELECTED AS A MANAGER. MR. MARSHALL DORNFELD RESIGNED AS A MANAGER IN SEPTEMBER, 2004 AFTER BEING ELECTED IN FEBRUARY, 2004.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge upon request to the registrant at its address at 200 Park Avenue, New York, NY 10166.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,000 for 2004 and $70,000 for 2005. Such audit fees include fees associated with the annual audits and fees for providing a report in connection with the registrant's report on Form N-SAR.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,500 for 2004 and $3,500 for 2005. Audit-related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $35,000 for 2004 and $27,000 for 2005. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2005. There were no fees billed in the last two fiscal years for services rendered by the principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant ("Service Affiliates") which were required to be pre-approved by the audit committee.

     (e)(1)    Disclose  the  audit   committee's   pre-approval   policies  and
               procedures   described  in  paragraph  (c)(7)  of  Rule  2-01  of
               Regulation S-X.

               The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

     (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to Service Affiliates for each of the last two fiscal years of the registrant was $533,104 for 2004 and $1,535,460 for 2005.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                           ADVANTAGE ADVISERS, L.L.C.
                      ADVANTAGE ADVISERS MANAGEMENT, L.L.C.
                    ADVANTAGE ADVISERS MULTI-MANAGER, L.L.C.
              ADVANTAGE ADVISERS PRIVATE EQUITY MANAGEMENT, L.L.C.
                            TROON MANAGEMENT, L.L.C.
                      OPPENHEIMER CATALYST MANAGEMENT, L.P.


                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

   CHAPTER 1 BOARD OF DIRECTORS
   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS                        6
   -----------------------------------------------------------------------------
   CHAIRMAN & CEO ARE THE SAME PERSON                                          7
   -----------------------------------------------------------------------------
   INDEPENDENCE OF DIRECTORS                                                   8
   -----------------------------------------------------------------------------
   STOCK OWENERSHIP REQUEST                                                    9
   -----------------------------------------------------------------------------
   CHARITABLE CONTRIBUTIONS                                                   10
   -----------------------------------------------------------------------------
   DIRECTOR AND OFFICER INDEMNIFICATION  AND LIABILITY PROTECTION             11
   -----------------------------------------------------------------------------
   VOTE RECOMMENDATION                                                        12
   -----------------------------------------------------------------------------
   SIZE OF THE BOARD                                                          13
   -----------------------------------------------------------------------------
   VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS                         14
   -----------------------------------------------------------------------------
   TERM OF OFFICE                                                             15
   -----------------------------------------------------------------------------
   COMPENSATION DISCLOSURE                                                    16
   -----------------------------------------------------------------------------

   CHAPTER 2 AUDITORS                                                         17
   -----------------------------------------------------------------------------
   RATIFYING AUDITORS                                                         18
   -----------------------------------------------------------------------------

   CHAPTER 3 TENDER OFFER DEFENSES                                            19
   -----------------------------------------------------------------------------
   POISON PILLS                                                               20
   -----------------------------------------------------------------------------
   GREENMAIL                                                                  21
   -----------------------------------------------------------------------------
   SUPERMAJORITY VOTE                                                         22
   -----------------------------------------------------------------------------

   CHAPTER 4 MERGERS AND CORPORATE RESTRUCTURING                              23
   -----------------------------------------------------------------------------
   CHANGING CORPORATE NAME                                                    24
   -----------------------------------------------------------------------------
   REINCORPORATION                                                            25
   -----------------------------------------------------------------------------

   CHAPTER 5 PROXY CONTEST DEFENSES                                           26
   -----------------------------------------------------------------------------
   BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS                            27
   -----------------------------------------------------------------------------
   CUMULATIVE VOTING                                                          28
   -----------------------------------------------------------------------------
   SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING                              29
   -----------------------------------------------------------------------------
   SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD                           30
   -----------------------------------------------------------------------------

   CHAPTER 6 MISCELLANEOUS CORPORATE
   -----------------------------------------------------------------------------
   GOVERNANCE PROVISIONS                                                      31
   -----------------------------------------------------------------------------
   CONFIDENTIAL VOTING                                                        32
   -----------------------------------------------------------------------------
   SHAREHOLDER ADVISORY COMMITTEES                                            33
   -----------------------------------------------------------------------------
   FOREIGN CORPORATE MATTERS                                                  34
   -----------------------------------------------------------------------------
   GOVERNMENT SERVICE LIST                                                    35
   -----------------------------------------------------------------------------

   CHAPTER 7 SOCIAL AND ENVIRONMENTAL ISSUES                                  36
   -----------------------------------------------------------------------------
   ENERGY AND ENVIRONMENTAL ISSUES (CERES PRINCIPLES)                         37
   -----------------------------------------------------------------------------
   NORTHERN IRELAND (MACBRIDE PRINCIPLES)                                     38
   -----------------------------------------------------------------------------
   MAQUILADORA STANDARDS & INTERNATIONAL OPERATIONS AND POLICIES              39
   -----------------------------------------------------------------------------
   EQUAL EMPLOYMENT OPPORTUNITY & DISCRIMINATION                              40
   -----------------------------------------------------------------------------
   ANIMAL RIGHTS                                                              41
   -----------------------------------------------------------------------------

   CHAPTER 8 CAPITAL STRUCTURE                                                42
   -----------------------------------------------------------------------------
   COMMON STOCK AUTHORIZATION                                                 43
   -----------------------------------------------------------------------------
   BLANK CHECK PREFERRED STOCK                                                44
   -----------------------------------------------------------------------------
   PREEMPTIVE RIGHTS                                                          45
   -----------------------------------------------------------------------------
   STOCK DISTRIBUTION: SPLITS AND DIVIDENDS                                   46
   -----------------------------------------------------------------------------
   REVERSE STOCK SPLITS                                                       47
   -----------------------------------------------------------------------------
   ADJUSTMENTS TO PAR VALUE OF COMMON STOCK                                   48
   -----------------------------------------------------------------------------
   DEBT RESTRUCTURING                                                         49
   -----------------------------------------------------------------------------

   CHAPTER 9 EXECUTIVE AND DIRECTOR COMPENSATION                              50
   -----------------------------------------------------------------------------
   DIRECTOR COMPENSATION                                                      51
   -----------------------------------------------------------------------------
   SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY                   52
   -----------------------------------------------------------------------------
   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)                                     53
   -----------------------------------------------------------------------------
   OPTIONS EXPENSING                                                          54
   -----------------------------------------------------------------------------
   GOLDEN PARACHUTES                                                          55
   -----------------------------------------------------------------------------
   PROPOSAL TO BAN GOLDEN PARACHUTES                                          56
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   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION                                 57
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   CHAPTER 10  STATE OF INCORPORATION                                         58
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   CONTROL SHARE ACQUISITION STATUTES                                         59
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   OPT-OUT OF STATE TAKEOVER STATUTES                                         60
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   CORPORATE RESTRUCTURING, SPIN-OFFS, ASSET SALES, LIQUIDATIONS              61
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   CHAPTER 11 CONFLICT OF INTEREST                                            62
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   CONFLICTS                                                                  63
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   CONFLICTS CONT'D                                                           64
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   CHAPTER 12 CORPORATE GOVERNANCE COMMITTEE
   & PROXY MANAGERS                                                           65
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   CORPORATE GOVERNANCE COMMITTEE                                             66
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   PROXY MANAGERS                                                             67
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   CHAPTER 13 SPECIAL ISSUES WITH
   -----------------------------------------------------------------------------
   VOTING FOREIGN PROXIES                                                     68
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   SPECIAL ISSUES                                                             69
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   CHAPTER 14 RECORD KEEPING                                                  70
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   RECORD KEEPING                                                             71
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3

                                  INTRODUCTION

Rule 206(4)-6 (the "Rule") adopted under the Investment Advisers Act of 1940, as amended (the "Advisers Act") requires all registered investment advisers that exercise voting discretion over securities held in client portfolios to adopt proxy voting policies and procedures.

Advantage Advisers, L.L.C., Advantage Advisers Management, L.L.C., Advantage Advisers Multi-Manager, L.L.C., Advantage Advisers Private Equity Management, L.L.C., Troon Management, L.L.C., and Oppenheimer Catalyst Management, L.P. (collectively, the "Advisers") are registered investment advisers under the Advisers Act and are therefore required to adopt proxy voting policies and procedures pursuant to the Rule.

The Advisers act as investment advisers, managers or general partners to registered and unregistered investment companies and managed accounts (collectively, the "Accounts"). When an Adviser has investment discretion over an Account's investment portfolio, then the Adviser votes proxies for the Account pursuant to the policies and procedures set forth herein.

Investment discretion for a number of the Advisers' Accounts is exercised by portfolio managers that are either non-managing members of limited partners of an Adviser, or act as portfolio managers or subadvisers pursuant to agreements with the Advisers and/or the Accounts (collectively, the "Portfolio Managers"). In all cases where Portfolio Managers exercise investment discretion over the Accounts, the Portfolio Managers vote proxies for the Accounts in accordance with the policies and procedures of the investment advisory firms with which the Portfolio Managers are affiliated.

Appendix A hereto sets forth the Accounts for which each Adviser is responsible, whether the Advisers' proxy policies or the proxy policies of the Portfolio Managers are applicable to the Account.

                           VOTING ON DIRECTOR NOMINEES
                            IN UNCONTESTED ELECTIONS

These proposals seek shareholder votes for persons who have been nominated by a corporation's board of directors to stand for election to serve as members of that board. No candidates are opposing these board nominees.

In each analysis of an uncontested election of directors you should review:

     a)   Company performance

     b)   Composition of the board and key board committees

     c)   Attendance at board meetings

     d)   Corporate governance provisions and takeover activity

We may also consider:

     a)   Board decisions concerning executive compensation

     b)   Number of other board seats held by the nominee

     c)   Interlocking directorships


VOTE RECOMMENDATION                     It is our policy to vote IN FAVOR of the
                                        candidates proposed by the board.

We will look carefully at each candidate's background contained in the proxy statement. In the absence of unusual circumstances suggesting a nominee is clearly not qualified to serve as a member of the board, we will vote with management.

CHAIRMAN AND CEO ARE THE SAME PERSON


     Shareholders may propose that different persons hold the positions of the chairman and the CEO.

     We would evaluate these proposals on a case by case basis depending on the size of the company and performance of management.

INDEPENDENCE OF DIRECTORS

     Shareholders may request that the board be comprised of a majority of independent directors and that audit, compensation and nominating committees of the Board consists exclusively of independent directors. We believe that independent directors are important to corporate governance.


VOTE RECOMMENDATION
                                        It is our policy to vote FOR proposals
                                        requesting that a majority of the Board
                                        be independent and that the audit,
                                        compensation and nominating committees
                                        of the board include only independent
                                        directors.

STOCK OWNERSHIP REQUIREMENTS

     Shareholders may propose that directors be required to own a minimum amount of company stock or that directors should be paid in company stock, not cash. This proposal is based on the view that directors will align themselves with the interest of shareholders if they are shareholders themselves. We believe that directors are required to exercise their fiduciary duty to the company and its shareholders whether or not they own shares in the company and should be allowed to invest in company stock based on their own personal considerations.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals that require
                                        director stock ownership

                            CHARITABLE CONTRIBUTIONS

     Charitable contributions by companies are generally useful for assisting worthwhile causes and for creating goodwill between the company and its community. Moreover, there may be certain long-term financial benefits to companies from certain charitable contributions generated from, for example, movies spent helping educational efforts in the firm's primary employment areas. Shareholders should not decide what the most worthwhile charities are.

VOTE RECOMMENDATION
                                        (Shareholders Proposals)
                                        Vote AGAINST proposals regarding
                                        charitable contribution.

     Shareholders have differing and equally sincere views as to which charities the company should contribute to, and the amount it should contribute. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interest of the company.

                      DIRECTOR AND OFFICER INDEMNIFICATION
                            AND LIABILITY PROTECTION

     These proposals typically provide for protection (or additional protection) which is to be afforded to the directors of a corporation in the form of indemnification by the corporation, insurance coverage or limitations upon their liability in connection with their responsibilities as directors.

     When a corporation indemnifies its directors and officers, it means the corporation promises to reimburse them for certain legal expenses, damages, and judgements incurred as a result of lawsuits relating to their corporate actions. The corporation becomes the insurer for its officers and directors.

VOTE RECOMMENDATION
                                        Vote AGAINST proposals that eliminate
                                        entirely director and officers'
                                        liability for monetary damages for
                                        violating the duty of care.

                                        Vote AGAINST indemnification proposals
                                        that would expand coverage beyond just
                                        legal expenses to acts, such as
                                        negligence, that are more serious
                                        violations of fiduciary obligations than mere carelessness.

                                        Vote FOR only those proposals providing
                                        such expanded coverage in cases when a
                                        director's or officer's legal defense
                                        was unsuccessful if: a) the director was found to have acted in good faith, and
                                        b) only if the director's legal expenses would be covered.

     The following factors should be considered:

          1. The present environment in which directors operate provides substantial risk of claims or suits against against them in their individual capacities arising out of the discharge of their duties.

          2. Attracting and retaining the most qualified directors enhances shareholder value.

                                SIZE OF THE BOARD

     Typically there are three reasons for changing the size of the board. The first reason may be to permit inclusion into the board of additional individuals who, by virtue of their ability and experience, would benefit the corporation. The second reason may be to reduce the size of the board due to expiration of terms, resignation of sitting directors or, thirdly, to accommodate the corporation's changing needs.

VOTE RECOMMENDATION

                                        Vote FOR the board's recommendation to
                                        increase or decrease the size of the
                                        board.

     The following factors should be considered:

          1. These proposals may aim at reducing or increasing the influence of certain groups of individuals.

          2. This is an issue with which the board of directors is uniquely qualified to deal, since they have the most experience in sitting on a board and are up-to-date on the specific needs of the corporation.

VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in contested elections of directors are evaluated on a CASE-BY-CASE basis. The following factors are considered:

     1.   management's track record

     2.   background to the proxy contest

     3.   qualifications of director nominees

                                 TERM OF OFFICE

This is a shareholder's proposal to limit the tenure of outside directors. This requirement may not be an appropriate one. It is an artificial imposition on the board, and may have the result of removing knowledgeable directors from the board.

VOTE RECOMMENDATION
                                        Vote AGAINST shareholder proposals to
                                        limit the tenure of outside directors.

The following factors should be considered:

     1. An experienced director should not be disqualified because he or she has served a certain number of years.

     2. The nominating committee is in the best position to judge the directors' terms in office due to their understanding of a corporation's needs and a director's abilities and experience.

     3. If shareholders are not satisfied with the job a director is doing, they can vote him/her off the board when the term is up.

                             COMPENSATION DISCLOSURE

These proposals seek shareholder approval of a request that the board of directors disclose the amount of compensation paid to officers and employees, in addition to the disclosure of such information in the proxy statement as required by the SEC regulations.


VOTE RECOMMENDATION
                                        (shareholders policy)
                                        Vote AGAINST these proposals that
                                        require disclosure, unless we have
                                        reason to believe that mandated
                                        disclosures are insufficient to give an
                                        accurate and meaningful account of
                                        senior management compensation.


The following factors should be considered:

     1. Federal securities laws require disclosure in corporate proxy statements of the compensation paid to corporate directors and officers.

     2. Employees other than executive officers and directors are typically not in policy-making roles where they have the ability to determine, in a significant way, the amount of their own compensation.

     3. The disclosure of compensation of lower-level officers and employees infringes upon their privacy and might create morale problems.

                                    CHAPTER 2

                                    AUDITORS

RATIFYING AUDITORS

Shareholders must make certain that auditors are responsibly examining the financial statements of a company, that their reports adequately express any legitimate financial concerns, and that the auditor is independent of the company it is serving.

VOTE RECOMMENDATION
                                        Vote FOR proposal to ratify auditors.

The following factors should be considered:

     1. Although lawsuits are sometimes filed against accounting firms, including those nationally recognized, these firms typically complete their assignments in a lawful and professional manner.

     2. Sometimes it may be appropriate for a corporation to change accounting firms, but the board of directors is in the best position to judge the advantages of any such change and any disagreements with former auditors must be fully disclosed to shareholders.

     3. If there is a reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, then in this case vote AGAINST ratification.

                                    CHAPTER 3

                              TENDER OFFER DEFENSES

                                  POISON PILLS

Poison pills are corporate-sponsored financial devices that, when triggered by potential acquirers, do one or more of the following: a) dilute the acquirer's equity in the target company, b) dilute the acquirer's voting interests in the target company, or c) dilute the acquirer's equity holdings in the post-merger company. Generally, poison pills accomplish these tasks by issuing rights or warrants to shareholders that are essentially worthless unless triggered by a hostile acquisition attempt.

A poison pill should contain a redemption clause that would allow the board to redeem it even after a potential acquirer has surpassed the ownership threshold. Poison pills may be adopted by the board without shareholder approval. But shareholders must have the opportunity to ratify or reject them at least every two years.


VOTE RECOMMENDATION
                                        Vote FOR shareholder proposals asking
                                        that a company submit its poison pill
                                        for shareholder ratification.

                                        Vote on a CASE-BY-CASE basis regarding
                                        shareholder proposals to redeem a
                                        company's poison pill.

                                        Vote on a CASE-BY-CASE basis regarding
                                        management proposals to ratify a poison
                                        pill.

                                    GREENMAIL

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market, the practice discriminates against all other shareholders.

Greenmail payments usually expose the company to negative press and may result in lawsuits by shareholders. When a company's name is associated with such a practice, company customers may think twice about future purchases made at the expense of the shareholders.

VOTE RECOMMENDATION

                                        Vote FOR proposals to adopt anti
                                        Greenmail or bylaw amendments or
                                        otherwise restrict a company's ability
                                        to make Greenmail payments

                                        Vote on a CASE-BY-CASE basis regarding
                                        anti-Greenmail proposals when they are
                                        bundled with other charter or bylaw
                                        amendments.

The following factors should be considered:

     1. While studies by the SEC and others show that Greenmail devalues the company's stock price, an argument can be made that a payment can enable the company to pursue plans that may provide long-term gains to the shareholders.

                               SUPERMAJORITY VOTE

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. These proposals seek shareholder approval to exceed the normal level of shareholder participation and approval from a simple majority of the outstanding shares to a much higher percentage.


VOTE RECOMMENDATIONS

                                        Vote AGAINST management proposals to
                                        require a Supermajority shareholder vote to approve mergers and other significant business combinations.

                                        Vote FOR shareholder proposals to lower
                                        Supermajority vote requirements for
                                        mergers and other significant business
                                        combinations.

The following factors should be considered:

     1. Supermajority requirements ensure broad agreement on issues that may have a significant impact on the future of the company.

     2.   Supermajority vote may make action all but impossible.

     3. Supermajority requirements are counter to the principle of majority rule.

                                    CHAPTER 4

                                     MERGERS
                                       AND
                                    CORPORATE
                                  RESTRUCTURING

                             CHANGING CORPORATE NAME

This proposal seeks shareholder approval to change the corporation's name. It is probably better to vote for the proposed name change before management goes back to the drawing board and spends another small fortune attempting again to change the name.

VOTE RECOMMENDATION
                                        Vote FOR changing the corporate name.

The following factors should be considered:

     1.   A name of a corporation symbolizes its substance.

     2. There are many reasons a corporation may have for changing its name, including an intention to change the direction of the business or to have a contemporary corporate image.

     3. The board of directors is well-positioned to determine the best name for the corporation because, among other reasons, it usually seeks professional advice on such matters.

                                 REINCORPORATION

These proposals seek shareholder approval to change the state in which a company is incorporated. Sometimes this is done to accommodate the company's most active operations or headquarters. More often, however, the companies want to reincorporate in a state with more stringent anti-takeover provisions. Delaware's state laws, for instance, including liability and anti-takeover provisions, are more favorable to corporations.

VOTE RECOMMENDATION
                                        Vote on a CASE-BY-CASE basis, carefully
                                        reviewing the new state's laws and any
                                        significant changes the company makes in its charter and by-laws.

The following factors should be considered:

     1. The board is in the best position to determine the company's need to incorporate.

     2. Reincorporation may have considerable implications for shareholders, affecting a company's takeover defenses, its corporate structure or governance features.

     3. Reincorporation in a state with stronger anti-takeover laws may harm shareholder value.

                                    CHAPTER 5

                                      PROXY
                                     CONTEST
                                    DEFENSES

                 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

A company that has classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year and the entire board stands for election each year.

Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. Because only a minority of the directors are elected each year, it will be more difficult to win control of the board in a single election.

VOTE RECOMMENDATIONS
                                        Vote AGAINST proposals to classify the
                                        board. Vote FOR proposals to repeal
                                        classified boards and to elect all
                                        directors annually.

The following factors should be considered:

     1. The annual election of directors provides an extra check on management's performance. A director who is doing a good job should not fear an annual review of his/her directorship.

                                CUMULATIVE VOTING

Most companies provide that shareholders are entitled to cast one vote for each share owned, the so-called "one share, one vote" standard. This proposal seeks to allow each shareholder to cast votes in the election of directors proportionate to the number of directors times the number of shares owned by each shareholder for one nominee.

VOTE RECOMMENDATION
                                        Vote AGAINST proposals that permit
                                        cumulative voting.


The following factors should be considered:

     1. Cumulative voting would allow a minority owner to create an impact disproportionate to his/her holdings.

     2. Cumulative voting can be used to elect a director who would represent special interests and not those of the corporation and its shareholders.

     3.   Cumulative voting can allow a minority to have representation.

     4. Cumulative Voting can lead to a conflict within the board which could interfere with its ability to serve the shareholders' best interests.

                  SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings.

VOTE RECOMMENDATION
                                        Vote AGAINST proposals to restrict or
                                        prohibit shareholder ability to call
                                        special meetings.

                                        Vote FOR proposals that remove
                                        restrictions on the right of
                                        shareholders to act independently of
                                        management.

                SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD

Proposals which would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense.

Shareholders should support management proposals to fix the size of the board at a specific number of directors, preventing management from increasing the size of the board without shareholder approval. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board.

VOTE RECOMMENDATIONS
                                        Vote FOR proposal which seek to fix the
                                        size of the board.

                                        Vote AGAINST proposals which give
                                        management the ability to alter the size of the board without shareholder approval.

                                    CHAPTER 6

                                  MISCELLANEOUS
                                    CORPORATE
                                   GOVERNANCE
                                   PROVISIONS

                               CONFIDENTIAL VOTING

Confidential voting, also known as voting by secret ballot, is one of the key structural issues in the proxy system. All proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential.

VOTE RECOMMENDATIONS
                                        Vote FOR shareholder proposals
                                        requesting that corporations adopt
                                        confidential voting.

                                        Vote FOR management proposals to adopt
                                        confidential voting.

The following factors should be considered:

     1. Some shareholders elect to have the board not know how they voted on certain issues.

     2. Should the board be aware of how a shareholder voted, the board could attempt to influence the shareholder to change his/her vote, giving itself an advantage over those that do not have access to this information.

     3. Confidential voting is an important element of corporate democracy which should be available to the shareholder.

                         SHAREHOLDER ADVISORY COMMITTEES

These proposals request that the corporation establish a shareholder advisory committee to review the board's performance. In some instances, it would have a budget funded by the corporation and would be composed of salaried committee members with authority to hire outside experts and to include reports in the annual proxy statement.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals to establish a
                                        shareholder advisory committee.

The following factors should be considered:

     1. Directors already have fiduciary responsibility to represent shareholders and are accountable to them by law, thus rendering shareholder advisory committees unnecessary.

     2. Adding another layer to the current corporate governance system would be expensive and unproductive.

                            FOREIGN CORPORATE MATTERS

These proposals are usually submitted by companies incorporated outside of the United States seeking shareholder approval for actions which are considered ordinary business and do not require shareholder approval in the United States (i.e., declaration of dividends, approval of financial statements, etc.).

VOTE RECOMMENDATION
                                        Vote FOR proposals that concern foreign
                                        companies incorporated outside of the
                                        United States.

The following factors should be considered:

     1. The laws and regulations of various countries differ widely as to those issues on which shareholder approval is needed, usually requiring consent for actions which are considered routine in the United States.

     2. The board of directors is well-positioned to determine whether or not these types of actions are in the best interest of the corporation's shareholders.

                             GOVERNMENT SERVICE LIST

This proposal requests that the board of directors prepare a list of employees or consultants to the company who have been employed by the government within a specified period of time and the substance of their involvement.

Solicitation of customers and negotiation of contractual or other business relationships is traditionally the responsibility of management. Compilation of such a list does not seem to serve a useful purpose, primarily because existing laws and regulations serve as a checklist on conflicts of interest.

VOTE RECOMMENDATION                     Vote AGAINST these proposals which a
                                        request a list of employees having been
                                        employed by the government.

The following factors should be considered:

     1. For certain companies, employing individuals familiar with the regulatory agencies and procedures is essential and, therefore, is in the best interests of the shareholders.

     2. Existing laws and regulations require enough disclosure and serve as a check on conflicts of interest.

     3. Additional disclosure would be an unreasonable invasion of such individual's privacy.

                                    CHAPTER 7

                                     SOCIAL
                                       AND
                                  ENVIRONMENTAL
                                     ISSUES

                         ENERGY AND ENVIRONMENTAL ISSUES
                               (CERES PRINCIPLES)

CERES proposals ask management to sign or report on process toward compliance with ten principles committing the company to environmental stewardship. Principle 10 directs companies to fill out the CERES report. This report requires companies to disclose information about environmental policies, toxic emissions, hazardous waste management, workplace safety, energy use, and environmental audits.

VOTE RECOMMENDATION                     Vote AGAINST proposals requesting that
                                        companies sign the CERES Principles.


The following factors should be considered:

     1. We do not believe a concrete business case is made for this proposal. In our opinion, the company will be best served by continuing to carry on its business as it did before the proposal was made.

                                NORTHERN IRELAND
                              (MACBRIDE PRINCIPLES)

It is well documented that Northern Ireland's Catholic community faces much higher unemployment figures then the Protestant community. Most proposals ask companies to endorse or report on progress with respect to the MacBride Principles.

In evaluating a proposal to adopt the MacBride Principles, you must decide if the principles will cause the company to divest, and worsen unemployment problems.

VOTE RECOMMENDATION                     REFRAIN from voting on proposals that
                                        request companies to adopt the MacBride
                                        Principles.

The following factors should be considered:

     1. We believe that human and political rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

     2. We do not believe a concrete business case has been made for this proposal. We will refrain from making social or political statements by voting for these proposals. We will only vote on proposals that maximize the value of the issuers' status without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                            MAQUILADORA STANDARDS AND
                      INTERNATIONAL OPERATIONS AND POLICIES

Proposals in this area generally request companies to report on or to adopt certain principles regarding their operations in foreign countries.

The Maquiladora Standards are a set of guidelines that outline how U.S. companies should conduct operations in Maquiladora facilities just across the U.S.-Mexican border. These standards cover such topics as community development, environmental policies, health and safety policies, and fair employment practices.

VOTE RECOMMENDATION                     ABSTAIN from providing a vote
                                        recommendation on proposals regarding
                                        the Maquiladora Standards and
                                        international operating policies.

The following factors should be considered:

     1. We believe that human rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

     2. We do not believe that a concrete business case has been made for these proposals. We will refrain from making social statements by voting for these proposals. We will not only vote on proposals that maximize the value of the issuers' securities without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                          EQUAL EMPLOYMENT OPPORTUNITY
                               AND DISCRIMINATION

In regards to equal employment and discrimination, companies without comprehensive EEO programs will find it hard to recruit qualified employees and find them at a long-term competitive disadvantage. Companies who are not carefully watching their human resource practices could also face lawsuits.

VOTE RECOMMENDATION                     REFRAIN from voting on any proposals
                                        regarding equal employment opportunities and discrimination.

The following factors should be considered:

     1. We feel that the hiring and promotion of employees should be free from prohibited discriminatory practices. We also feel that many of these issues are already subject to significant state and federal regulations.

                                  ANIMAL RIGHTS

A Corporation is requested to issue a report on its progress towards reducing reliance on animal tests for consumer product safety.

VOTE RECOMMENDATION                     REFRAIN from making vote recommendations
                                        on proposals regarding animal rights.


The following factors should be considered:

     1. Needless cruelty to animals should never be tolerated. However, the testing of products on animals may be very important to the health and safety of consumers.

     2. We also feel that this issue is already subject to significant state and federal regulation.

                                    CHAPTER 8

                                     CAPITAL
                                    STRUCTURE

                           COMMON STOCK AUTHORIZATION

The ability to increase the number of authorized shares could accommodate the sale of equity, stock splits, dividends, compensation-based plans, etc. The board can usually be trusted to use additional shares for capital-raising and other transactions that are in the corporation's best interests.

However, excessive escalation in the number of authorized shares may allow the board to radically change the corporation's direction without shareholder approval. Be careful to view that the increased number of shares will not enable the company to activate a poison pill.


VOTE RECOMMENDATION
                                        Vote CASE-BY-CASE on proposals increase
                                        the number of shares of common stock
                                        authorized for issue.

                                        Vote AGAINST proposed common share
                                        authorization that increase existing
                                        authorization by more then 100 percent
                                        unless a clear need for the excess
                                        shares is presented by the company.

The following factors should be considered:

     1. Is this company going to make frequent business acquisitions over a period of time?

     2.   Is the company expanding its operations?

     3. Within the company, are there any debt structuring or prepackaged bankruptcy plans?

                           BLANK CHECK PREFERRED STOCK

The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion, with voting, conversion, distribution and other rights to be determined by the board at the time of the issue.

Blank check preferred stock can provide corporations with the flexibility to meet changing financial conditions. However, once the blank check preferred stock has been authorized, the shareholders have no further power over how or when it will be allocated.

VOTE RECOMMENDATION                     Vote AGAINST proposals authorizing the
                                        creation of new classes of preferred
                                        stock with unspecified voting,
                                        conversion, dividend distribution, and
                                        other rights.

The following factors should be considered:

     1. Blank check preferred stock can be used as the vehicle for a poison pill defense against hostile suitors, or it may be placed in friendly hands to help block a takeover bid.

                                PREEMPTIVE RIGHTS

These proposals request that the corporation provide existing shareholders with an opportunity to acquire additional shares in proportion to their existing holdings whenever new shares are issued. In companies with a large shareholder base and ease in which shareholders could preserve their relative interest through purchases of shares on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.

VOTE RECOMMENDATION
                                        Vote AGAINST proposals seeking
                                        preemptive rights.

The following factors should be considered:

     1. The existence of preemptive rights can considerably slow down the process of issuing new shares due to the logistics involved in protecting such rights.

     2. Preemptive rights are not necessary for the shareholder in today's corporations, whose stock is held by a wide range of owners and is, in most cases, highly liquid.

STOCK DISTRIBUTIONS:  SPLITS AND DIVIDENDS

STOCK SPLITS

The corporation requests authorization for a stock split.

VOTE RECOMMENDATION
                                        Vote FOR management proposal to
                                        authorize stock splits unless the split
                                        will result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

REVERSE STOCK SPLITS

VOTE RECOMMENDATION                     Vote FOR management proposal to
                                        authorize reverse stock split unless the reverse stock split results in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

                    ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

The purpose of par value stock is to establish the maximum responsibility of stockholder in the event that a corporation becomes insolvent. It represents the maximum amount that a shareholder must pay the corporation if the stock is to be fully paid when issued.

The corporation requests permission to reduce the par value of its stock. In most cases, adjusting par value is a routine financing decision and should be supported.

VOTE RECOMMENDATION                     Vote FOR management proposals to reduce
                                        the par value of common stock.

The following factors should be considered:

     1. State laws sometimes prohibit issuance of new stock priced below that of the outstanding shares.

     2. A corporation may be unable to raise capital if the par value is overstated.

DEBT RESTRUCTURINGS

The corporation may propose to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

VOTE RECOMMENDATION
                                        It is our policy to vote CASE-BY-CASE on debt restructuring

The following factors should be considered:

     1. Dilution - How much will ownership interest of existing shareholders be reduced and how extreme will dilution to future earnings be?

     2. Change in Control - Will the transaction result in a change of control of the company?

     3. Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

                                    CHAPTER 9

                                    EXECUTIVE
                                       AND
                                    DIRECTOR
                                  COMPENSATION

                              DIRECTOR COMPENSATION

Directors represent shareholders and are responsible for protecting shareholder interests. Companies state in the proxy material that they pay directors well in order to attract the most qualified candidates. All compensation packages for any executive, director or employee should include a pay-for-performance component.

VOTE RECOMMENDATION                     Vote on a CASE-BY-CASE basis for
                                        director compensation.

The following factors should be considered:

     1. As directors take an increasingly active role in corporate decision-making and governance, their compensation is becoming more performance-based.

            SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY

Shareholder compensation proposals that set limits or reduce executive compensation should be closely scrutinized. Many of these proposals may be flawed in their emphasis on an absolute dollar figure in compensation.


VOTE RECOMMENDATION
                                        Vote on a CASE-BY-CASE basis

The following factors should be considered:

     1. Executive compensation is established by a committee that consists of independent directors who have fiduciary responsibility to act in the best interest of the shareholders and who are best placed to make compensation decisions.

                     EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

These proposals ask for stockholder endorsement of compensation plans for key employees which involve the issuance of company shares by granting of stock options, SARs, restricted stock, etc. These plans help attract and retain best-qualified corporate personnel and tie their interests more closely to those of the shareholders.

VOTE RECOMMENDATION
                                        Vote FOR proposals to adopt share-based
                                        compensation plans when the following
                                        items are involved:

     1. The exercise price for stock options is less than 85% of fair market value on the date of the grant.

     2. It is an omnibus stock plan which gives directors broad discretion in deciding how much and what kind of stock to award, when and to whom.

     3. The shares for issue exceed 8% of the company's outstanding shares; or, in the case of the evergreen plans, the amount of increase exceeds 1.5% of the total number of shares outstanding.

                                        Vote AGAINST proposals adopting share
                                        based compensation plans when the
                                        following items are involved:

     1.   Re-load options (new options issued for any exercised).

     2. The plan would allow for management to pyramid their holdings by using stock to purchase more stock, without having to lay out cash. Vote YES if this is for directors.

                                OPTIONS EXPENSING

Shareholder proposal to expense options.

VOTE RECOMMENDATION                     It is our policy to vote FOR proposals
                                        to expense options

                                GOLDEN PARACHUTES

Golden parachutes are designed to protect the employees of a corporation in the event of a change in control. The change in control agreement will specify the exact payments to be made under the golden parachutes. The calculation for payout is usually based on some multiple of an employee's annual or monthly compensation. Golden parachutes are generally given to employees whose annual compensation exceeds $112,000.

Recent experience has shown a willingness of many managements to treat severance agreements as equal to equity investments and to reward themselves as if substantial amounts of equity were at risk.


VOTE RECOMMENDATION
                                        Vote FOR proposals which seek to limit
                                        additional compensation payments.

                                        Vote FOR shareholder proposals to have
                                        golden parachutes submitted for
                                        shareholder ratification.


The following factors should be considered:

     1. The stability of management may be affected by an attempted acquisition of the corporation.

     2. There is a tendency on the part of an entrenched management to overstate the value of their continuing control of and influence on the day-to-day functions of a corporation.

                        PROPOSAL TO BAN GOLDEN PARACHUTES

Based on the foregoing information:

VOTE RECOMMENDATION
                                        We are FOR this proposal, which
                                        essentially bans golden parachutes,
                                        because we feel management's
                                        compensation should be solely based on
                                        real-time contributions to the
                                        corporation while they are serving it.
                                        Deferred current compensation is viewed
                                        differently than future, contingent
                                        compensation for current services.

                   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION

We believe that directors should only be compensated while serving the company.

VOTE RECOMMENDATIONS
                                        Vote AGAINST proposals establishing
                                        outside directors' retirement
                                        compensation. Vote FOR proposals that
                                        revoke outside directors' retirement
                                        compensation.

                                   CHAPTER 10

                                      STATE
                                       OF
                                  INCORPORATION

                       CONTROL SHARE ACQUISITION STATUTES

These proposals suggest that the board of directors solicit shareholder approval before committing acquisitions or divestiture of a business exceeding stipulated threshold levels. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds.

VOTE RECOMMENDATION
                                        Vote AGAINST proposals which request the board to seek shareholder approval before committing to an acquisition.

The following factors should be considered:

     1. These proposals deprive the board of directors of its ability to act quickly in propitious circumstances.

     2.   Conforming to these requirements can be expensive.

     3. The board of directors is uniquely qualified and positioned to be able to make these decisions without prior shareholder approval.

     4. The threshold levels usually imposed by these proposals are much more stringent than required by law.

                       OPT-OUT OF STATE TAKEOVER STATUTES

These proposals seek shareholder approval to opt-out (not be governed by) certain provisions of the anti-takeover laws of various states. Delaware law, for instance, dictates that a bidder has to acquire at least 85% of a company's stock before exercising control, unless he or she has board approval. This means that a company may thwart an otherwise successful bidder by securing 15% of its stock in friendly hands.


VOTE RECOMMENDATION
                                        Vote on a CASE-BY-CASE basis for these
                                        proposals.

The following factors should be considered:

     1. It is the directors' responsibility to act on behalf of the shareholders in opposing coercive takeover attempts.

     2. Creating deterrents to corporate takeovers may allow for entrenchment of inefficient management.

     3. These statutes strengthen the board's ability to deal with potential buyers on fair and reasonable terms.

     4. Shareholders should have the final say on whether the company should be merged or acquired.

CORPORATE RESTRUCTURING, SPIN-OFFS ASSET SALES, LIQUIDATIONS

Votes on corporate restructuring, spin-offs, asset sales and liquidations are evaluated on a CASE BY CASE basis.

                                   CHAPTER 11

                                    CONFLICTS
                                       OF
                                    INTEREST

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of the Advisers' clients and the interests of the Advisers, their affiliates and their employees. Conflicts of interest may arise when:

     1. Proxy votes regarding non-routine matters are solicited by an issuer that may have a separate account relationship with an affiliate of an Adviser or an investment banking relationship with Oppenheimer & Co. Inc., an affiliate of the Advisers.

     2. A proponent of a proxy proposal has a business relationship with an Adviser or one of its affiliates or an Adviser or one of its affiliates has a business relationship with participants in proxy contests, corporate directors or director candidates.

     3. An employee of an Adviser has a personal interest in the outcome of a particular matter before shareholders.

If an Adviser receives a proxy that to the knowledge of the Proxy Manager raises a conflict of interest, the Proxy Manager shall advise the Governance Committee which shall determine whether the conflict is "material" to any specific proposal involved in the proxy. The Governance Committee will determine whether the proposal is material as follows:

     1. Routine proxy proposals are presumed not to involve a material conflict of interest.

     2. Non-routine proxy proposals-Proxy proposals that are "non- routine" will be presumed to involve a material conflict of interest unless the Governance Committee determines that the conflict is unrelated to the proposal. Non-routine proposals would include a merger, compensation matters for management and contested elections of directors.

CONFLICTS CONT'D

     3. The Governance Committee may determine on a case by case basis that particular non-routine proposals do not involve a material conflict of interest because the proposal is not directly related to an Adviser's conflict vis-a-vis the issue. The Governance Committee will record the basis for any such determination. With respect to any proposal that the Governance Committee determines presents a material conflict of interest, an Adviser may vote regarding that proposal in any of the following ways:

               a)   Obtain instructions from the client on how to vote.

               b) Use existing proxy guidelines if the policy with respect to the proposal is specifically addressed and does not involve a case by case analysis.

               c) Vote the proposal that involves the conflict according to the recommendations of an independent third party, including, but not limited to, Institutional Share Services Inc. or Investor Responsibility Research Center.

                                   CHAPTER 12

                              GOVERNANCE COMMITTEE
                                       AND
                                 PROXY MANAGERS

GOVERNANCE COMMITTEE

The Governance Committee is responsible for the maintenance of the Proxy Voting Policies and Procedures and will determine whether any conflict between the interest of clients and an Adviser in voting proxies is material. The Governance Committee includes the following: (1) Managing Director, OAM Alternative Investments Group (2) Chief Compliance Officer and (3) Chief Legal Officer.

PROXY MANAGERS

The Proxy Manager for the Advisers is the director of OAM's Hedge Fund Due Diligence Committee. The Proxy Manager will determine how votes will be cast on proposals that are evaluated on a case-by case basis.

                                   CHAPTER 13

                           SPECIAL ISSUES WITH VOTING
                                 FOREIGN PROXIES

SPECIAL ISSUES WITH VOTING FOREIGN PROXIES


     Voting proxies with respect to shares of foreign stock may involve significantly greater effort and corresponding cost than voting proxies in the U.S domestic market. Issues in voting foreign proxies include the following:

     1. Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

     2. In some foreign countries shares may be "blocked" by custodian or depository or bearer shares deposited with specific financial institutions for a certain number of days before or after the shareholders meeting. When blocked, shares typically may not be traded until the day after the blocking period. The Advisers may refrain from voting shares of foreign stocks subject to blocking restrictions where in an Adviser's judgment, the benefit from voting the shares is outweighed by the interest in maintaining client liquidity in the shares. This decision is made on a case by case basis based on relevant factors including the length of the blocking period, the significance of the holding and whether the stock is considered a long-term holding.

     3. Time frames between shareholder notification, distribution of proxy materials, book closures and the actual meeting date may be too short to allow timely action.

     4. In certain countries, applicable regulations require that votes must be made in person at the shareholder meeting. The Advisers will weigh the costs and benefits of voting on proxy proposals in such countries on a case by case basis and make decisions on whether voting on a given proxy proposal is prudent. Generally, the Advisers will not vote shares in any such markets on routine matters such as uncontested elections of directors, ratification of auditors, etc.

                                   CHAPTER 14

                                 RECORD KEEPING

RECORD KEEPING

The Advisers will maintain the following records:

     1.   Copies of these policies

     2. A copy of each proxy statement that an Adviser receives regarding client securities. An Adviser may satisfy this requirement by relying on a third party to keep copies of proxy statements provided that the Adviser has an undertaking from the third party to provide a copy of the proxy statement promptly upon request.

     3. A record of each vote cast on behalf of a client. A third party may keep these voting records provided that the Adviser has an undertaking from the third party to provide a copy of the record promptly upon request.

     4. A copy of any document created by an Adviser that was material to making a decision on how to vote proxies or that memorializes the basis for that decision.

     5. A copy of each written client request for information on how the Advisers voted proxies on behalf of the client and a copy of written response by an Adviser to any client request for information on how the Adviser voted proxies on behalf of the client.

The above records shall be maintained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisers.

APPENDIX A

-------------------------------------------------------------------------------
ADVISOR                    CLIENT                      POLICY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
ADVANTAGE ADVISERS         ADVANTAGE ADVISERS          Alkeon proxy policy,
MANAGEMENT, L.L.C.         TECHNOLOGY PARTNERS,        attached hereto as
                           L.L.C. Alkeon Capital       Exhibit A, is applicable.
                           Management, L.L.C.
                           ("Alkeon") acts as
                           portfolio manager.
-------------------------------------------------------------------------------
                           ADVANTAGE ADVISERS          Alkeon proxy policy is
                           XANTHUS FUND, L.L.C.        applicable.
                           Alkeon acts as
                           portfolio manager.
-------------------------------------------------------------------------------
                           ADVANTAGE ADVISERS          Eden proxy policy,
                           AUGUSTA FUND, L.L.C.        attached hereto as
                           Eden Capital Management     Exhibit B, is
                           Partners, L.P. ("Eden")     applicable.
                           acts as portfolio
                           manager.
-------------------------------------------------------------------------------
                           ADVANTAGE ADVISERS          This policy is
                           WHISTLER FUND, L.L.C.       applicable.
                           is a registered fund of
                           funds.
-------------------------------------------------------------------------------
                           Mercantile Long-Short       This policy is
                           Manager Fund, L.L.C.        applicable.
                           Advantage Advisers
                           Management, L.L.C.
                           acts as subadvisor to
                           this fund.
-------------------------------------------------------------------------------
ADVANTAGE ADVISERS         ADVANTAGE ADVISERS          Ridgecrest proxy
MULTI-MANAGER, L.L.C.      CATALYST INTERNATIONAL,     policy, attached
                           LTD.   Ridgecrest           hereto as Exhibit D,
                           Investment Management,      is applicable.
                           LLC ("Ridgecrest") acts
                           as portfolio manager.
-------------------------------------------------------------------------------
                           ADVANTAGE ADVISERS          Alkeon  proxy policy
                           TECHNOLOGY                  is applicable.
                           INTERNATIONAL, LTD.
                           Alkeon acts as
                           portfolio manager.
-------------------------------------------------------------------------------
                           ADVANTAGE ADVISERS          This policy is
                           SAWGRASS INTERNATIONAL,     applicable.
                           LTD.
-------------------------------------------------------------------------------
                           ADVANTAGE ADVISERS          This policy is
                           WHISTLER INTERNATIONAL,     applicable.
                           LTD. is a fund of funds.
-------------------------------------------------------------------------------
ADVANTAGE ADVISERS,        ADVANTAGE ADVISERS          KBW, Alkeon and
L.L.C.                     MULTI-SECTOR FUND I.        Kilkenny proxy
                           KBW, Alkeon and             policies, the latter
                           Kilkenny Capital            attached hereto as
                           Management, L.L.C.          Exhibit F, are
                           ("Kilkenny")                applicable.
-------------------------------------------------------------------------------
ADVANTAGE ADVISERS         General partner to          This policy is
PRIVATE EQUITY             ADVANTAGE ADVISERS          applicable.
MANAGEMENT, L.L.C.         PRIVATE EQUITY
                           PARTNERS, L.P. ("COPEP")
-------------------------------------------------------------------------------
TROON MANAGEMENT, L.L.C.   ADVANTAGE ADVISERS          MAMC proxy policy is
                           TROON FUND, L.L.C.          applicable.
                           MAMC acts as portfolio
                           manager.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER CATALYST       General Partner and         Ridgecrest proxy
MANAGEMENT L.P.            investment adviser to       policy is applicable.
                           ADVANTAGE ADVISERS
                           CATALYST PARTNERS,
                           L.P. Ridgecrest acts
                           as portfolio manager.
-------------------------------------------------------------------------------

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         Advantage Advisers Whistler Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date              MAY 20, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           and Principal Financial Officer
                           (principal executive officer and
                           principal financial officer)

Date              May 20, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.